SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

NOTE 9:- SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA

The following table presents selected financial information with respect to the Company’s single operating segment and includes information about segment revenues and significant segment expenses, for the six months ended June 30, 2026 and 2025:

	Six months ended June 30,
	2026	2025
	Unaudited

Total Revenues	4,778	3,541

Less:
Preclinical	7,858	6,659
Clinical	8,824	6,982
SG&A	5,438	4,851
Financial income, net	(3,189)	(2,314)
Taxes on income	12	14
Other segment expenses*	510	1,872

Net loss	(14,675)	(14,523)

*Other segment expense during the six months ended June 30, 2026 and 2025 includes share-based compensation and other adjustments.

Operations in Israel include research and development, clinical operations, general and administrative, marketing and business development, and operations in the United States include clinical operations. Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the six-month periods ended June 30, 2026 and 2025 by region based on the invoicing address of customers:

	Six months ended June 30,
	2026	2025
	Unaudited
Revenue from sales to customers:

United States	$4,778	$3,541
Europe	-	-

Total revenues	$4,778	$3,541

Contract Balances

Of the $35,913 and $43,677 of the deferred revenue recorded as of December 31, 2025 and 2024, respectively, the Company recognized $4,778 and $3,541 as revenue during the six months periods ended June 30, 2026 and 2025, respectively.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of revenue not yet recognized.

The remaining performance obligations are attributable to Phase 1 research and development activities and to the drug supply of GS-0321 to Gilead performed by the Company. As of June 30, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $31,136 attributable to Phase 1 research and development activities and $680 attributable to the drug supply of GS-0321 to Gilead that the Company expects to recognize as revenue. As of June 30, 2026, the Company expects to recognize 35% of the remaining performance obligation attributable to Phase 1 research and development activities over the next 12 months and the remainder through 2029. The Company expects to recognize 100% of the remaining performance obligation attributable to the drug supply of GS-0321 to Gilead as revenue over the next 12 months.